S000048337 [Member] Expense Example - Bridge Builder Small/Mid Cap Value Fund - Bridge Builder Small/Mid Cap Value Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 791